FINANCIAL INSTRUMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2022 JPY (¥)
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 93			¥ 69,465	¥ 13,348	$ 652	¥ 94,054	¥ 52,970
Current assets	8,690				1,252,722		901,304
Current liabilities	8,794				¥ 1,267,664		¥ 983,050
Cash flows from (used in) operating activities	$ (1,369)	¥ (197,484)	¥ 142,915	¥ 313,339